Loans Payable, Shareholders (Details Textual) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Schedule of Capitalization, Equity [Line Items]
Due to Officers or Stockholders, Current	$ 7,416,772	$ 2,612,490